Vanguard Emerging Markets Bond Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.4%)
Sovereign Bonds (0.4%)
	Republic of Angola	9.125%	11/26/49	7,015	6,460
Total Angola (Cost $4,905)					6,460

Argentina (0.7%)
Sovereign Bonds (0.7%)
1	Argentine Republic	1.000%	7/9/29	926	403
1	Argentine Republic	0.125%	7/9/30	25,864	10,508
1	Argentine Republic	0.125%	7/9/41	700	263
Total Argentina (Cost $12,431)					11,174
Armenia (0.2%)
Sovereign Bonds (0.2%)
	Republic of Armenia	3.950%	9/26/29	3,000	3,010
Total Armenia (Cost $2,995)					3,010

Azerbaijan (2.2%)
Sovereign Bonds (2.2%)
	Republic of Azerbaijan	4.750%	3/18/24	8,000	8,750
1	Republic of Azerbaijan	5.125%	9/1/29	2,795	3,167
1	Republic of Azerbaijan	3.500%	9/1/32	7,100	7,485
2	Southern Gas Corridor CJSC	6.875%	3/24/26	10,815	13,059
	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	1,335	1,710
Total Azerbaijan (Cost $32,443)					34,171
Bahrain (0.7%)
Sovereign Bonds (0.7%)
	Kingdom of Bahrain	7.000%	10/12/28	8,500	9,835
3	Kingdom of Bahrain	7.375%	5/14/30	355	421
Total Bahrain (Cost $10,136)					10,256
Belarus (0.2%)
Sovereign Bonds (0.2%)
	Republic of Belarus	7.625%	6/29/27	2,200	2,420
Total Belarus (Cost $2,136)					2,420

Bermuda (0.0%)
Sovereign Bonds (0.0%)
1	Bermuda	3.717%	1/25/27	523	583
Total Bermuda (Cost $575)					583

Brazil (4.4%)
Corporate Bonds (0.7%)
	Embraer Netherlands Finance BV	5.050%	6/15/25	4,290	4,552
	Embraer SA	5.150%	6/15/22	5,862	6,023
					10,575

Sovereign Bonds (3.7%)
	Federative Republic of Brazil	3.875%	6/12/30	32,873	34,622
1	Federative Republic of Brazil	4.750%	1/14/50	13,822	14,755
	Petrobras Global Finance BV	5.999%	1/27/28	3,650	4,266
	Petrobras Global Finance BV	6.750%	6/3/50	1,885	2,345

					55,988
Total Brazil (Cost $64,021)					66,563
Bulgaria (0.3%)
Sovereign Bonds (0.3%)
4	Republic of Bulgaria	3.125%	3/26/35	3,050	4,896
Total Bulgaria (Cost $4,597)					4,896

Cameroon (0.2%)
Sovereign Bonds (0.2%)
1	Republic of Cameroon	9.500%	11/19/25	2,500	2,773
Total Cameroon (Cost $2,663)					2,773

Chile (0.7%)
Sovereign Bonds (0.7%)
1	Empresa Nacional del Petroleo	5.250%	11/6/29	8,420	9,967
Total Chile (Cost $9,300)					9,967

Colombia (4.2%)
Sovereign Bonds (4.2%)
	Ecopetrol SA	5.375%	6/26/26	15,740	18,101
	Ecopetrol SA	6.875%	4/29/30	5,000	6,444
1	Republic of Colombia	4.500%	1/28/26	6,203	7,024
1	Republic of Colombia	3.875%	4/25/27	452	503
1	Republic of Colombia	4.500%	3/15/29	26,515	30,686
	Republic of Colombia	10.375%	1/28/33	615	992
Total Colombia (Cost $61,991)					63,750
Costa Rica (1.8%)
Sovereign Bonds (1.8%)
	Republic of Costa Rica	4.250%	1/26/23	4,260	4,094
	Republic of Costa Rica	4.375%	4/30/25	6,500	6,055
1,3 Republic of Costa Rica		6.125%	2/19/31	2,750	2,564
1	Republic of Costa Rica	6.125%	2/19/31	16,100	15,008
Total Costa Rica (Cost $27,584)					27,721
Cote d'Ivoire (0.9%)
Sovereign Bonds (0.9%)
3,4 Republic of Cote d'Ivoire		4.875%	1/30/32	4,285	5,379
4	Republic of Cote d'Ivoire	6.875%	10/17/40	1,715	2,389
4	Republic of Cote d'Ivoire	6.625%	3/22/48	4,800	6,493
Total Cote d'Ivoire (Cost $12,524)					14,261
Dominican Republic (2.5%)
Sovereign Bonds (2.5%)
	Dominican Republic	5.500%	1/27/25	10,560	11,912
3	Dominican Republic	4.875%	9/23/32	6,000	6,683
3	Dominican Republic	5.875%	1/30/60	18,000	19,777
Total Dominican Republic (Cost $34,426)					38,372
Ecuador (1.9%)
Sovereign Bonds (1.9%)
1,3 Republic of Ecuador		0.500%	7/31/30	5,560	3,560
1,3 Republic of Ecuador		0.500%	7/31/35	4,224	2,292

1,3 Republic of Ecuador		0.000%	7/31/30	13,773	6,529
1	Republic of Ecuador	0.000%	7/31/30	31,734	15,044
1	Republic of Ecuador	0.500%	7/31/30	2,300	1,473
Total Ecuador (Cost $32,336)					28,898
Egypt (0.3%)
Sovereign Bonds (0.3%)
3	Arab Republic of Egypt	8.875%	5/29/50	1,400	1,639
	Arab Republic of Egypt	8.875%	5/29/50	2,900	3,396
Total Egypt (Cost $4,341)					5,035
El Salvador (0.8%)
Sovereign Bonds (0.8%)
	Republic of El Salvador	7.625%	2/1/41	761	707
1	Republic of El Salvador	7.125%	1/20/50	12,450	11,092
Total El Salvador (Cost $9,889)					11,799
Gabon (0.3%)
Sovereign Bonds (0.3%)
1	Gabonese Republic	6.375%	12/12/24	1,153	1,200
1	Gabonese Republic	6.625%	2/6/31	3,965	4,077
Total Gabon (Cost $3,820)					5,277
Ghana (0.3%)
Sovereign Bonds (0.3%)
1,3 Republic of Ghana		8.750%	3/11/61	5,000	5,138
Total Ghana (Cost $4,932)					5,138
Guatemala (1.1%)
Sovereign Bonds (1.1%)
	Republic of Guatemala	5.750%	6/6/22	6,553	6,944
	Republic of Guatemala	4.500%	5/3/26	8,970	9,951
Total Guatemala (Cost $16,221)					16,895
Honduras (0.4%)
Sovereign Bonds (0.4%)
	Republic of Honduras	6.250%	1/19/27	4,660	5,393
Total Honduras (Cost $5,232)					5,393
Hungary (1.3%)
Sovereign Bonds (1.3%)
4	Republic of Hungary	1.625%	4/28/32	6,800	9,056
4	Republic of Hungary	1.500%	11/17/50	8,100	10,025
Total Hungary (Cost $17,890)					19,081
India (0.4%)
Sovereign Bonds (0.4%)
	Export-Import Bank of India	3.875%	3/12/24	1,200	1,286
	Export-Import Bank of India	3.875%	2/1/28	4,200	4,634
Total India (Cost $5,631)					5,920
Indonesia (1.5%)
Sovereign Bonds (1.5%)
3,4 Perusahaan Listrik Negara PT		1.875%	11/5/31	4,400	5,264
5	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	5,600	6,545
	Republic of Indonesia	4.625%	4/15/43	4,050	4,876
	Republic of Indonesia	3.700%	10/30/49	700	766
	Republic of Indonesia	3.500%	2/14/50	1,430	1,551
	Republic of Indonesia	4.450%	4/15/70	3,600	4,410

Total Indonesia (Cost $21,616)				23,412
Israel (0.9%)
Sovereign Bonds (0.9%)
State of Israel	3.375%	1/15/50	6,333	7,001
State of Israel	3.800%	5/13/60	1,962	2,326
State of Israel	4.500%	4/3/20	3,192	4,225
Total Israel (Cost $12,781)				13,552
Jamaica (0.7%)
Sovereign Bonds (0.7%)
1 Jamaica	7.625%	7/9/25	7,480	8,789
Jamaica	7.875%	7/28/45	1,000	1,421
Total Jamaica (Cost $9,909)				10,210
Jordan (0.8%)
Sovereign Bonds (0.8%)
Hashemite Kingdom of Jordan	6.125%	1/29/26	500	556
3 Hashemite Kingdom of Jordan	5.850%	7/7/30	5,850	6,464
Hashemite Kingdom of Jordan	7.375%	10/10/47	4,080	4,756
Total Jordan (Cost $10,407)				11,776
Kazakhstan (2.5%)
Sovereign Bonds (2.5%)
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	4,438	6,566
KazMunayGas National Co. JSC	4.750%	4/19/27	668	774
KazMunayGas National Co. JSC	5.375%	4/24/30	15,807	19,443
KazMunayGas National Co. JSC	6.375%	10/24/48	4,750	6,827
KazTransGas JSC	4.375%	9/26/27	3,450	3,971
Total Kazakhstan (Cost $34,976)				37,581
Kenya (1.2%)
Sovereign Bonds (1.2%)
1 Republic of Kenya	7.000%	5/22/27	6,500	7,145
1 Republic of Kenya	8.000%	5/22/32	3,500	4,070
Republic of Kenya	8.250%	2/28/48	6,425	7,367
Total Kenya (Cost $16,852)				18,582
Lebanon (0.2%)
Sovereign Bonds (0.2%)
6 Republic of Lebanon	8.250%	4/12/21	2,430	340
6 Republic of Lebanon	6.100%	10/4/22	2,250	315
6 Republic of Lebanon	6.650%	4/22/24	2,890	391
6 Republic of Lebanon	7.000%	3/20/28	6,310	836
6 Republic of Lebanon	6.650%	2/26/30	4,900	656
6 Republic of Lebanon	7.150%	11/20/31	1,445	191
6 Republic of Lebanon	8.200%	5/17/33	1,445	197
6 Republic of Lebanon	8.250%	5/17/34	1,445	196
Total Lebanon (Cost $7,905)				3,122
Luxembourg (0.4%)
Corporate Bonds (0.4%)
3 Millicom International Cellular SA	4.500%	4/27/31	6,090	6,562
Total Luxembourg (Cost $6,090)				6,562

Malaysia (0.6%)
Sovereign Bonds (0.6%)
Petronas Capital Ltd.	3.500%	4/21/30	8,070	9,282

Total Malaysia (Cost $8,938)					9,282

Mexico (7.3%)
Corporate Bonds (0.2%)
3	Trust Fibra Uno	6.390%	1/15/50	2,298	2,672

Sovereign Bonds (7.1%)
	Petroleos Mexicanos	6.840%	1/23/30	19,165	19,909
	Petroleos Mexicanos	6.500%	6/2/41	9,330	8,634
	Petroleos Mexicanos	6.375%	1/23/45	5,511	5,054
	Petroleos Mexicanos	5.625%	1/23/46	1	1
4	United Mexican States	1.625%	4/8/26	12,170	15,475
	United Mexican States	3.750%	1/11/28	1,600	1,802
	United Mexican States	4.500%	4/22/29	6,805	7,980
1	United Mexican States	2.659%	5/24/31	23,107	23,627
1,7 United Mexican States		4.750%	4/27/32	13,856	16,689
	United Mexican States	5.750%	10/12/10	6,500	8,631

					107,802
Total Mexico (Cost $102,302)					110,474
Mongolia (0.2%)
Sovereign Bonds (0.2%)
3	Mongolia	5.125%	4/7/26	3,020	3,254
Total Mongolia (Cost $2,986)					3,254

Morocco (4.5%)
Sovereign Bonds (4.5%)
3	Kingdom of Morocco	2.375%	12/15/27	15,000	15,056
3,4 Kingdom of Morocco		2.000%	9/30/30	14,650	18,072
3	Kingdom of Morocco	4.000%	12/15/50	34,260	35,286
Total Morocco (Cost $66,059)					68,414
Nigeria (0.1%)
Sovereign Bonds (0.1%)
	Federal Republic of Nigeria	7.625%	11/28/47	1,000	1,052
Total Nigeria (Cost $963)					1,052

Oman (0.3%)
Sovereign Bonds (0.3%)
	Sultanate of Oman	6.750%	1/17/48	5,034	4,976
Total Oman (Cost $4,243)					4,976

Panama (3.9%)
Sovereign Bonds (3.9%)
1	Republic of Panama	4.000%	9/22/24	15,345	16,976
1	Republic of Panama	3.750%	3/16/25	6,700	7,412
	Republic of Panama	7.125%	1/29/26	17,125	21,834
	Republic of Panama	8.875%	9/30/27	2,368	3,392
1	Republic of Panama	3.870%	7/23/60	8,200	9,676
Total Panama (Cost $57,108)					59,290
Paraguay (0.6%)
Sovereign Bonds (0.6%)
	Republic of Paraguay	4.625%	1/25/23	7,367	7,921
	Republic of Paraguay	5.000%	4/15/26	1,059	1,236

Total Paraguay (Cost $9,006)					9,157
Peru (2.8%)
Corporate Bonds (0.7%)
	Kallpa Generacion SA	4.875%	5/24/26	5,558	6,137
	Kallpa Generacion SA	4.125%	8/16/27	4,307	4,640
					10,777
Sovereign Bonds (2.1%)
	Corp Financiera de Desarrollo SA	4.750%	7/15/25	480	541
1,3 Corp Financiera de Desarrollo SA		2.400%	9/28/27	12,250	12,434
	Fondo MIVIVIENDA SA	3.500%	1/31/23	4,600	4,817
	Republic of Peru	7.350%	7/21/25	3,685	4,719
1	Republic of Peru	2.392%	1/23/26	8,210	8,758

					31,269
Total Peru (Cost $40,514)					42,046
Qatar (1.6%)
Sovereign Bonds (1.6%)
	State of Qatar	3.400%	4/16/25	22,586	24,909
Total Qatar (Cost $24,718)					24,909

Romania (3.2%)
Sovereign Bonds (3.2%)
4	Republic of Romania	2.500%	2/8/30	5,000	6,681
3,4 Republic of Romania		3.624%	5/26/30	2,700	3,935
4	Republic of Romania	3.375%	2/8/38	429	602
4	Republic of Romania	4.125%	3/11/39	6,741	10,300
3,4 Republic of Romania		2.625%	12/2/40	8,570	11,156
4	Republic of Romania	4.625%	4/3/49	6,700	11,041
4	Republic of Romania	3.375%	1/28/50	3,554	4,982
Total Romania (Cost $43,672)					48,697
Russia (3.1%)
Sovereign Bonds (3.1%)
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	10,466	11,929
4	Gazprom PJSC Via Gaz Capital SA	2.500%	3/21/26	1,300	1,666
4	Gazprom PJSC via Gaz Finance plc	2.950%	4/15/25	7,000	9,107
	Russian Federation	4.750%	5/27/26	7,800	9,001
	Russian Federation	4.250%	6/23/27	7,000	7,980
8	Russian Federation	7.650%	4/10/30	251,505	3,872
	Russian Federation	5.100%	3/28/35	3,000	3,786
Total Russia (Cost $45,537)					47,341
Saudi Arabia (1.8%)
Sovereign Bonds (1.8%)
	Kingdom of Saudi Arabia	4.000%	4/17/25	7,300	8,149
	Kingdom of Saudi Arabia	4.500%	10/26/46	3,000	3,632
	Kingdom of Saudi Arabia	4.625%	10/4/47	1,500	1,854
9	KSA Sukuk Ltd.	3.628%	4/20/27	7,725	8,661
	Saudi Arabian Oil Co.	2.875%	4/16/24	4,300	4,563
Total Saudi Arabia (Cost $26,497)					26,859
Serbia (1.4%)
Sovereign Bonds (1.4%)
4	Republic of Serbia	3.125%	5/15/27	4,415	6,054
3,4 Republic of Serbia		3.125%	5/15/27	8,357	11,459
4	Republic of Serbia	1.500%	6/26/29	2,570	3,242

Total Serbia (Cost $17,692)					20,755
Singapore (0.5%)
Corporate Bonds (0.5%)
1,3 Oversea-Chinese Banking Corp. Ltd.		1.832%	9/10/30	7,635	7,734
Total Singapore (Cost $7,635)					7,734

South Africa (3.5%)
Sovereign Bonds (3.5%)
	Republic of South Africa	4.875%	4/14/26	8,930	9,756
10	Republic of South Africa	10.500%	12/21/26	130,545	10,545
	Republic of South Africa	4.850%	9/27/27	3,000	3,244
10	Republic of South Africa	8.875%	2/28/35	260,315	15,621
	Republic of South Africa	5.750%	9/30/49	14,170	14,206
Total South Africa (Cost $48,761)					53,372
Sri Lanka (0.9%)
Sovereign Bonds (0.9%)
	Democratic Socialist Republic of Sri Lanka	6.850%	3/14/24	4,174	2,525
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	11,445	6,842
	Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	800	457
	Democratic Socialist Republic of Sri Lanka	7.550%	3/28/30	6,000	3,415
Total Sri Lanka (Cost $13,594)					13,239
Supranational (1.2%)
Sovereign Bonds (1.2%)
3	African Export-Import Bank	3.994%	9/21/29	2,000	2,135
	African Export-Import Bank	3.994%	9/21/29	3,250	3,463
3	Banco Latinoamericano de Comercio Exterior
	SA	2.375%	9/14/25	7,800	8,000
	Banque Ouest Africaine de Developpement	5.500%	5/6/21	1,000	1,015
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	500	554
3	Banque Ouest Africaine de Developpement	4.700%	10/22/31	3,000	3,244
	Banque Ouest Africaine de Developpement	4.700%	10/22/31	400	432
Total Supranational (Cost $17,989)					18,843
Trinidad & Tobago (0.9%)
Sovereign Bonds (0.9%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	5,695	6,067
	Republic of Trinidad & Tobago	4.500%	8/4/26	1,652	1,814
1,3 Republic of Trinidad & Tobago		4.500%	6/26/30	5,750	6,196
Total Trinidad & Tobago (Cost $13,310)					14,077
Turkey (0.2%)
Sovereign Bonds (0.2%)
	Republic of Turkey	5.750%	5/11/47	3,600	3,416
Total Turkey (Cost $2,680)					3,416

Ukraine (4.3%)
Sovereign Bonds (4.3%)
	Ukraine	7.750%	9/1/23	3,200	3,505
11	Ukraine	11.670%	11/22/23	43,093	1,501
	Ukraine	7.750%	9/1/25	18,715	20,938
	Ukraine	7.750%	9/1/26	1,500	1,690
	Ukraine	7.750%	9/1/27	1,200	1,359
	Ukraine	9.750%	11/1/28	5,500	6,760
4	Ukraine	4.375%	1/27/30	4,700	5,475
3	Ukraine	7.253%	3/15/33	21,267	23,181
1	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	200	209

Total Ukraine (Cost $60,541)						64,618
United Arab Emirates (1.7%)
Sovereign Bonds (1.7%)
3	Emirate of Sharjah United Arab Emirates		4.000%	7/28/50	5,950	6,058
	Emirate of Sharjah United Arab Emirates		4.000%	7/28/50	5,860	5,937
	Sharjah Sukuk Program Ltd.		3.854%	4/3/26	3,735	4,052
	Sharjah Sukuk Program Ltd.		2.942%	6/10/27	8,933	9,243
Total United Arab Emirates (Cost $25,910)						25,290
United Kingdom (0.7%)
Corporate Bonds (0.7%)
3	Antofagasta plc		2.375%	10/14/30	10,000	10,058
Total United Kingdom (Cost $9,965)						10,058
United States (4.8%)
U.S. Government and Agency Obligations (4.8%)
7,12 United States Treasury Note/Bond			0.250%	8/31/25	4,600	4,584
7,12 United States Treasury Note/Bond			0.625%	8/15/30	49,050	47,809
	United States Treasury Note/Bond		1.625%	11/15/50	20,150	20,049
Total United States (Cost $72,481)						72,442
Uzbekistan (2.6%)
Sovereign Bonds (2.6%)
	Republic of Uzbekistan		4.750%	2/20/24	8,549	9,271
	Republic of Uzbekistan		5.375%	2/20/29	6,150	7,155
3	Republic of Uzbekistan		3.700%	11/25/30	21,798	22,887
Total Uzbekistan (Cost $37,473)						39,313
Venezuela (0.0%)
Sovereign Bonds (0.0%)
6	Bolivarian Republic of Venezuela		11.750%	10/21/26	640	59
6	Bolivarian Republic of Venezuela		7.000%	3/31/38	1,500	138
1,6 Petroleos de Venezuela SA			6.000%	11/15/26	2,850	100
6	Petroleos de Venezuela SA		5.375%	4/12/27	462	16
Total Venezuela (Cost $1,360)						313
Vietnam (0.3%)
Sovereign Bonds (0.3%)
	Socialist Republic of Vietnam		4.800%	11/19/24	4,700	5,277
Total Vietnam (Cost $5,193)						5,277

					Shares
Temporary Cash Investments (11.2%)
Money Market Fund (11.2%)
13 Vanguard Market Liquidity Fund			0.111%		1,701,561	170,156
Total Temporary Cash Investments (Cost $170,146)						170,156

					Notional
			Expiration	Exercise	Amount
	Counterparty		Date	Price	($000)
Options Purchased (0.0%)
Foreign Currency Options
Call Options
	EUR	RBC	4/22/21	USD 1.190	EUR 5,000	—

Put Options
EUR	RBC	4/21/21	USD 1.175	EUR 13,000	43
USD	BOANA	8/19/21	JPY 102.000	USD 29,000	511
USD	BNPSW	7/21/22	JPY 95.100	USD 10,000	139
					693
Total Options Purchased (Cost $1,183)					693
Total Investments (98.6%) (Cost $1,442,011)					1,499,957
Other Assets and Liabilities -Net (1.4%)					20,936
Net Assets (100%)					1,520,893
Cost is in $000.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Guaranteed by the Republic of Azerbaijan.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $275,089,000, representing 18.1% of net assets.
4 Face amount denominated in euro.
5 Guaranteed by the Republic of Indonesia.
6 Non-income-producing security—security in default.
7 Securities with a value of $2,968,000 have been segregated as initial margin for open futures contracts.
8 Face amount denominated in Russian rubles.
9 Guaranteed by the Kingdom of Saudi Arabia.
10 Face amount denominated in South African rand.
11 Face amount denominated in Ukrainian hryvnia.
12 Securities with a value of $3,844,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short	Notional	Appreciation
	Expiration	Contracts )	Amount	(Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	128	27,336	320
30-Year U.S. Treasury Bond	March 2021	46	7,967	51
				371

Short Futures Contracts
10-Year U.S. Treasury Note	March 2021	(351)	(48,465)	(89)
Euro-Buxl	March 2021	(76)	(20,913)	(279)
Euro-Bund	March 2021	(54)	(11,719)	(56)
Euro-Bobl	March 2021	(29)	(4,789)	(5)
				(429)
				(58)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

BNP Paribas	1/22/21	CZK	428,039	USD	20,092	—	(163)
J.P. Morgan Securities
LLC	1/22/21	MXN	299,831	USD	14,900	128	—
Standard Chartered
Bank	1/22/21	EUR	12,045	USD	14,684	39	—

Deutsche Bank AG	1/22/21	INR	921,043	USD	12,485	89	—
Morgan Stanley Capital
Services LLC	1/22/21	JPY	917,990	USD	8,898	—	(5)
J.P. Morgan Securities
LLC	1/22/21	MXN	150,846	USD	7,565	—	(4)
Credit Suisse
International	1/22/21	MXN	150,692	USD	7,510	43	—
Morgan Stanley Capital
Services LLC	1/22/21	MXN	148,660	USD	7,380	71	—
Morgan Stanley Capital
Services LLC	1/22/21	RUB	525,755	USD	7,100	—	(7)

BNP Paribas	1/22/21	INR	508,875	USD	6,900	47	—
Credit Suisse
International	1/22/21	TRY	51,026	USD	6,590	222	—

Deutsche Bank AG	1/22/21	MXN	115,095	USD	5,778	—	(9)
Goldman Sachs Bank
USA	1/22/21	TRY	30,728	USD	3,960	142	—
Morgan Stanley Capital
Services LLC	1/22/21	HUF	34,164	USD	117	—	(2)

Toronto-Dominion Bank	1/22/21	EUR	6,150	PLN	28,079	—	—
J.P. Morgan Securities
LLC	1/22/21	HUF	2,136,805	EUR	6,000	—	(136)

Deutsche Bank AG	1/22/21	HUF	2,147,814	EUR	6,000	—	(99)

Deutsche Bank AG	1/22/21	PLN	26,969	EUR	6,000	—	(114)
J.P. Morgan Securities
LLC	1/22/21	PLN	28,124	EUR	6,135	31	—
State Street Bank &
Trust Co.	1/22/21	USD	157,543	EUR	128,433	556	—
Standard Chartered
Bank	1/22/21	USD	25,715	ZAR	375,897	215	—

Bank of America, N.A.	1/22/21	USD	15,040	MXN	299,894	8	—
State Street Bank &
Trust Co.	1/22/21	USD	14,668	EUR	12,045	—	(55)
State Street Bank &
Trust Co.	1/22/21	USD	7,475	MXN	149,210	—	(4)

Royal Bank of Canada	1/22/21	USD	7,405	EUR	6,065	—	(8)
Morgan Stanley Capital
Services LLC	1/22/21	USD	6,790	RUB	510,958	—	(103)

BNP Paribas	7/22/22	USD	6,183	JPY	622,050	107	—
Citigroup Global Markets
Inc.	1/22/21	USD	4,663	MXN	92,807	12	—

Deutsche Bank AG	1/22/21	USD	4,130	RUB	302,268	52	—

BNP Paribas	7/22/22	USD	3,500	JPY	349,895	83	—
						1,845	(709)

CZK—Czech koruna.
EUR—euro.
HUF—Hungarian Forint.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
PLN—Polish zloty.
RUB—Russian ruble.
TRY—Turkish lira.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)

Credit Protection Sold/Moody's Rating

Republic of
Chile/Aa3	12/22/25	BARC	9,100	1.000	237	160	77	—
Republic of
Chile/Aa3	12/22/25	JPMC	13,650	1.000	356	190	166	—
Republic of
Indonesia/Baa2	12/22/25	BOANA	7,300	1.000	110	2	108	—
Republic of
Turkey/B2	12/22/25	BARC	10,485	1.000	(989)	(1,382)	393	—
Republic of
Turkey/B2	12/22/25	GSI	21,400	1.000	(2,018)	(2,548)	530	—

					(2,304)	(3,578)	1,274	—

Credit Protection Purchased
Republic of
Colombia	12/22/25	BOANA	4,800	(1.000)	(32)	(34)	2	—
Republic of
Colombia	12/22/25	GSI	865	(1.000)	(6)	15	—	(21)

United Mexican
States	12/22/25	MSCS	2,400	(1.000)	(24)	(21)	—	(3)

					(62)	(40)	2	(24)

					(2,366)	(3,618)	1,276	(24)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

At December 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $1,118,000 and cash of $1,460,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Options: The fund invests in options on foreign currency, which are transacted over-the-counter
(OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs,
OTC options generally involve greater credit risk than exchange -traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid.
The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation)
until expired, closed, or exercised, at which time realized gains (losses) are recognized.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount.
If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decli ne below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

G. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	72,442	—	72,442
Corporate Bonds	—	48,378	—	48,378
Sovereign Bonds	—	1,208,288	—	1,208,288
Temporary Cash Investments	170,156	—	—	170,156
Options Purchased	—	693	—	693
Total	170,156	1,329,801	—	1,499,957

Derivative Financial Instruments
Assets
Futures Contracts[1]	144	—	—	144
Forward Currency Contracts	—	1,845	—	1,845
Swap Contracts	—	1,276	—	1,276
Total	144	3,121	—	3,265
Liabilities
Futures Contracts[1]	38	—	—	38
Forward Currency Contracts	—	709	—	709
Swap Contracts	—	24	—	24
Total	38	733	—	771
1 Represents variation margin on the last day of the reporting period.